Basic and diluted loss per share - Summary of Earnings Per Share (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basic And Diluted Earnings Per Share1 [Abstract]
Net Loss	€ (76,332,557)	€ (42,730,779)	€ (25,985,704)
Weighted average number of ordinary shares outstanding	33,585,976	30,411,902	4,850,000
Basic and diluted loss per share	€ (2.27)	€ (1.40)	€ (5.36)